Related party transactions - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) aircraft	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Operating lease, lease income	$ 1,564,324	$ 1,002,171	$ 3,303,865	$ 2,074,153
Management fees and other	$ 3,875	$ 259	$ 9,190	$ 582
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%		50.00%
General Electric
Related Party Transaction [Line Items]
Operating lease, lease income	$ 35,000		$ 67,000
Related party transaction, purchases from related party	12,000		16,000
Management fees and other			11,000
Accounts payable, related parties	2,000		2,000		$ 6,000
Accounts receivable, related parties					$ 66,000
SES
Related Party Transaction [Line Items]
Operating lease, lease income	$ 18,000		$ 35,000
Aerdragon
Related Party Transaction [Line Items]
Property, plant and equipment, number of aircraft sold | aircraft	3